Consolidated Statements of Stockholders’ Equity (USD $)	Common Stock [Member] First Issuance [Member]	Common Stock [Member] Second Issuance [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] First Issuance [Member]	Additional Paid-in Capital [Member] Second Issuance [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	First Issuance [Member]	Second Issuance [Member]	Total
Balance at Dec. 31, 2008			$ 202			$ 224,798	$ (173,623)			$ 51,377
Balance (in Shares) at Dec. 31, 2008			2,024,316
Net income (loss)							(12,322)			(12,322)
Issuance of common stock			2			99,998				100,000
Issuance of common stock (in Shares)			22,466
Fair value of common stock issued for services			2			49,998				50,000
Fair value of common stock issued for services (in Shares)			22,428
Balance at Dec. 31, 2009			206			374,794	(185,945)			189,055
Balance (in Shares) at Dec. 31, 2009			2,069,210
Balance at Dec. 31, 2006
Issuance of common stock to founders			192			(192)
Issuance of common stock to founders (in Shares)			1,923,303
Balance at Dec. 31, 2007			192			(192)
Balance (in Shares) at Dec. 31, 2007			1,923,303
Net income (loss)							(173,623)			(173,623)
Issuance of common stock			10			224,990				225,000
Issuance of common stock (in Shares)			101,013
Balance at Dec. 31, 2008			202			224,798	(173,623)			51,377
Balance (in Shares) at Dec. 31, 2008			2,024,316
Balance at Dec. 31, 2009			206			374,794	(185,945)			189,055
Balance (in Shares) at Dec. 31, 2009			2,069,210
Net income (loss)							(15,656,852)			(15,656,852)
Issuance of common stock			10			224,990				225,000
Issuance of common stock (in Shares)			101,013
Exercise of warrants			4			87,523				87,527
Exercise of warrants (in Shares)			39,250
Fair value of common stock issued for services						72,500				72,500
Fair value of common stock issued for services (in Shares)			5,000
Fair value of warrants issued						518,000				518,000
Contribution of stockholder notes payable to capital						200,000				200,000
Fair value of vested options						287,355				287,355
Shares issued in reverse merger			7			1,274				1,281
Shares issued in reverse merger (in Shares)			60,765
Common stock issued upon conversion of notes payable			2			99,012				99,014
Common stock issued upon conversion of notes payable (in Shares)			25,194
Balance at Dec. 31, 2010			234			1,933,443	(15,842,797)			(13,909,120)
Balance (in Shares) at Dec. 31, 2010			2,342,089
Net income (loss)							4,263,286			4,263,286
Issuance of common stock	31	2		1,730,110	149,998			1,730,141	150,000
Issuance of common stock (in Shares)	314,570	15,464
Fair value of common stock issued for services			5			140,495				140,500
Fair value of common stock issued for services (in Shares)			46,657
Fair value of warrants issued						22,470				22,470
Fair value of vested options						630,744				630,744
Fair value of common stock and warrants purchased by employees and vendors below of market price						309,417				309,417
Fair value of common stock issued to settle accounts payable						72,999				72,999
Fair value of common stock issued to settle accounts payable (in Shares)			3,386
Common stock issued upon conversion of notes payable			16			473,682				473,698
Common stock issued upon conversion of notes payable (in Shares)			158,516
Balance at Dec. 31, 2011			283			5,395,363	(11,579,511)			(6,183,865)
Balance (in Shares) at Dec. 31, 2011			2,839,025
Net income (loss)							(2,635,561)			(2,635,561)
Issuance of common stock			45			2,061,742				2,061,787
Issuance of common stock (in Shares)			448,000							448,000
Fair value of common stock issued for services			5			256,095				256,100
Fair value of common stock issued for services (in Shares)			45,960
Fair value of shares transferred or sold						123,050				123,050
Fair value of warrants issued						58,387				58,387
Fair value of warrants and beneficial conversion feature due to changes to 12% convertible notes upon modification						866,083				866,083
Fair value of beneficial conversion feature of 2.5% senior convertible notes						1,498,333				1,498,333
Fair value of derivative liability extinguished upon modification of the 2.5% convertible notes						3,472,549				3,472,549
Fair value of vested options						803,770				803,770
Fair value of common stock issued to settle accounts payable						23,748				23,748
Fair value of common stock issued to settle accounts payable (in Shares)			3,006
Common stock issued upon conversion of notes payable			39			1,448,091				1,448,130
Common stock issued upon conversion of notes payable (in Shares)			386,372
Balance at Dec. 31, 2012			372			16,007,211	(14,215,072)			1,792,511
Balance (in Shares) at Dec. 31, 2012			3,722,363							3,722,364
Net income (loss)							(7,814,722)			(7,814,722)
Issuance of common stock	8	1		519,993	116,999			520,001	117,000
Issuance of common stock (in Shares)	80,000	12,062								80,000
Fair value of common stock issued for services			20			1,198,277				1,198,297
Fair value of common stock issued for services (in Shares)			199,716
Fair value of shares transferred or sold						481,400				481,400
Fair value of warrants issued			9			150,038				150,047
Fair value of warrants issued (in Shares)			85,924
Fair value of vested options						878,179				878,179
Fair value of common stock issued to settle accounts payable						4,518				4,518
Fair value of common stock issued to settle accounts payable (in Shares)			646
Common stock issued upon conversion of notes payable			6			169,759				169,765
Common stock issued upon conversion of notes payable (in Shares)			57,691
Balance at Dec. 31, 2013			416			19,526,374	(22,029,794)			(2,503,004)
Balance (in Shares) at Dec. 31, 2013			4,158,402							4,158,402
Net income (loss)							(5,602,647)			(5,602,647)
Fair value of common stock issued for services			1			23,394				23,395
Fair value of common stock issued for services (in Shares)			6,535
Fair value of shares transferred or sold						249,528				249,528
Fair value of warrants issued						564,849				564,849
Common stock issued upon conversion of notes payable			14			436,301				436,315
Common stock issued upon conversion of notes payable (in Shares)			148,849
Balance at Jun. 30, 2014			$ 477			$ 22,953,135	$ (27,632,441)			$ (4,678,829)
Balance (in Shares) at Jun. 30, 2014			4,770,207							4,770,207